Offsetting financial assets and financial liabilities	12 Months Ended
Sep. 30, 2023
Offsetting financial assets and financial liabilities
Offsetting financial assets and financial liabilities

Note 23. Offsetting financial assets and financial liabilities

Accounting policy

Financial assets and liabilities are presented net in the balance sheet when the Group has a legally enforceable right to offset them in all circumstances and there is an intention to settle the asset and liability on a net basis, or to realise the asset and settle the liability simultaneously. The gross assets and liabilities behind the net amounts reported in the balance sheet are disclosed in the following tables.

Some of the Group’s offsetting arrangements are not enforceable in all circumstances. The amounts in the tables below may not tie back to the balance sheet if there are balances which are not subject to offsetting or enforceable netting arrangements. The amounts presented in this note do not represent the credit risk exposure of the Group or Parent Entity. Refer to Note 11 for information on credit risk management. The offsetting and collateral arrangements and other credit risk mitigation strategies used by the Group are further explained in the ‘Management of risk mitigation’ section of Note 11.5.

	Amounts subject to enforceable netting arrangements
	Effects of offsetting			Amounts subject to enforceable
	in the balance sheet			netting arrangements but not offset
			Net amounts	Other
			reported in	recognised		Financial
Consolidated	Gross	Amounts	the balance	financial	Cash	instrument	Net
$m	amounts	offset	sheet	instruments	collateral[1,2]	collateral	amount
2023
Assets
Collateral paid[3]	11,162	(11,107)	55	-	-	-	55
Derivative financial instruments[4]	87,261	(67,752)	19,509	(13,344)	(3,417)	(53)	2,695
Reverse repurchase agreements[5]	12,054	-	12,054	-	(109)	(11,862)	83
Loans[6]	25,343	(25,301)	42	-	-	-	42
Total assets	135,820	(104,160)	31,660	(13,344)	(3,526)	(11,915)	2,875
Liabilities
Collateral received	5,131	(5,127)	4	-	-	-	4
Derivative financial instruments[4]	95,461	(73,732)	21,729	(13,364)	(4,340)	(2,166)	1,859
Repurchase agreements[7]	25,059	-	25,059	-	(19)	(25,040)	-
Deposits and other borrowings[6]	52,421	(25,301)	27,120	-	-	-	27,120
Total liabilities	178,072	(104,160)	73,912	(13,364)	(4,359)	(27,206)	28,983
2022
Assets
Collateral paid[3]	9,577	(9,564)	13	-	-	(1)	12
Derivative financial instruments[4]	102,164	(65,912)	36,252	(24,679)	(6,259)	(57)	5,257
Reverse repurchase agreements[5]	8,988	-	8,988	-	(113)	(8,838)	37
Loans[6]	28,739	(28,675)	64	-	-	-	64
Total assets	149,468	(104,151)	45,317	(24,679)	(6,372)	(8,896)	5,370
Liabilities
Collateral received	6,096	(5,737)	359	-	-	-	359
Derivative financial instruments[4]	104,644	(69,739)	34,905	(24,671)	(5,998)	(2,572)	1,664
Repurchase agreements[7]	41,257	-	41,257	-	(23)	(41,234)	-
Deposits and other borrowings[6]	55,332	(28,675)	26,657	-	-	-	26,657
Total liabilities	207,329	(104,151)	103,178	(24,671)	(6,021)	(43,806)	28,680

1.

$3,525 million (2022: $6,371 million) of cash collateral on derivative financial assets and reverse repurchase agreements, is disclosed as collateral received in the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 12.

2.

$4,359 million (2022: $6,021 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed in the balance sheet. The remainder of collateral paid, as disclosed in the balance sheet, consists of nil (2022: $1 million) in stock borrowing arrangements and $176 million (2022: $194 million) in futures margin that does not form part of this column.

3.

Gross amounts consist of variation margin held directly with central clearing counterparties. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin.

4.	$1,834 million (2022: $5,031 million) of derivative financial assets and $2,918 million (2022: $4,663 million) of derivative financial liabilities are not subject to enforceable netting arrangements.
5.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 16.
6.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 9 and part of deposits and other borrowings in Note 12.

7.	Repurchase agreements form part of other financial liabilities in Note 19.

Note 23. Offsetting financial assets and financial liabilities (continued)

	Amounts subject to enforceable netting arrangements
	Effects of offsetting			Amounts subject to enforceable
	in the balance sheet			netting arrangements but not offset
			Net amounts	Other
			reported in	recognised		Financial
Parent Entity	Gross	Amounts	the balance	financial	Cash	instrument	Net
$m	amounts	offset	sheet	instruments	collateral[1,2]	collateral	amount
2023
Assets
Collateral paid[3]	11,162	(11,107)	55	-	-	-	55
Derivative financial instruments[4]	86,969	(67,752)	19,217	(13,334)	(3,135)	(53)	2,695
Reverse repurchase agreements[5]	12,013	-	12,013	-	(109)	(11,821)	83
Loans[6]	25,343	(25,301)	42	-	-	-	42
Total assets	135,487	(104,160)	31,327	(13,334)	(3,244)	(11,874)	2,875
Liabilities
Collateral received	5,131	(5,127)	4	-	-	-	4
Derivative financial instruments[4]	95,394	(73,732)	21,662	(13,334)	(4,310)	(2,166)	1,852
Repurchase agreements[7]	20,315	-	20,315	-	(19)	(20,296)	-
Deposits and other borrowings[6]	52,421	(25,301)	27,120	-	-	-	27,120
Total liabilities	173,261	(104,160)	69,101	(13,334)	(4,329)	(22,462)	28,976
2022
Assets
Collateral paid[3]	9,577	(9,564)	13	-	-	(1)	12
Derivative financial instruments[4]	102,014	(65,912)	36,102	(24,604)	(6,187)	(57)	5,254
Reverse repurchase agreements[5]	8,988	-	8,988	-	(113)	(8,838)	37
Loans[6]	28,739	(28,675)	64	-	-	-	64
Total assets	149,318	(104,151)	45,167	(24,604)	(6,300)	(8,896)	5,367
Liabilities
Collateral received	6,096	(5,737)	359	-	-	-	359
Derivative financial instruments[4]	104,540	(69,739)	34,801	(24,604)	(5,961)	(2,572)	1,664
Repurchase agreements[7]	37,764	-	37,764	-	(23)	(37,741)	-
Deposits and other borrowings[6]	55,332	(28,675)	26,657	-	-	-	26,657
Total liabilities	203,732	(104,151)	99,581	(24,604)	(5,984)	(40,313)	28,680

1.

$3,243 million (2022: $6,299 million) of cash collateral on derivative financial assets and reverse repurchase agreements, is disclosed as collateral received in the balance sheet. The remainder is included in term deposits recognised in deposits and other borrowings within Note 12.

2.

$4,329 million (2022: $5,984 million) of cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and repurchase agreements, forms part of collateral paid as disclosed in the balance sheet. The remainder of collateral paid, as disclosed in the balance sheet, consists of nil (2022: $1 million) in stock borrowing arrangements and $176 million (2022: $194 million) on futures margin that does not form part of this column.

3.

Gross amounts consist of variation margin held directly with central clearing counterparties. Where variation margin is receivable it is reported as part of collateral paid. Where variation margin is payable it is reported as part of collateral received. Amounts offset relate to variation margin.

4.	$1,821 million (2022: $5,025 million) of derivative financial assets and $2,912 million (2022: $4,657 million) of derivative financial liabilities are not subject to enforceable netting arrangements.
5.	Reverse repurchase agreements form part of trading securities and financial assets measured at FVIS in Note 16.
6.

Gross amounts consist of debt and interest set-off accounts which meet the requirements for offsetting as described above. These accounts form part of business loans in Note 9 and part of deposits and other borrowings in Note 12.

7.	Repurchase agreements form part of other financial liabilities in Note 19.

Other recognised financial instruments

These financial assets and liabilities are subject to master netting agreements which are not enforceable in all circumstances, so they are recognised gross in the balance sheet. The offsetting rights of the master netting arrangements can only be enforced if a predetermined event occurs in the future, such as a counterparty defaulting.

Cash collateral and financial instrument collateral

These amounts are received or pledged under master netting arrangements against the gross amounts of assets and liabilities. Financial instrument collateral typically comprises securities which can be readily liquidated in the event of counterparty default. The offsetting rights of the master netting arrangement can only be enforced if a predetermined event occurs in the future, such as a counterparty defaulting.